A Message
From
The Chairman of the Board
and President of AUL American Series Fund, Inc.

To Participants in AUL American Individual Unit Trust
     The U.S. economy continued to surprise investors with its performance during 1997. The current seven year The U.S. economy continued to surprise investors with its performance during 1997. The current seven year expansion has been unique in that economic growth has remained moderate while inflationary pressures have been subdued. The inflation rate actually declined during 1997, allowing the Federal Reserve to hold monetary policy steady during the last nine months of the year. Other positive economic factors during the year included lower interest rates, higher productivity and improved corporate profit margins.

     Equity investors were richly rewarded during the past year with the Dow Jones Industrial Average and the S&P 500 (commonly quoted equity indices) both achieving double digit returns. During 1997, equity investors reacted positively to the combination of slow growth and moderate inflation. However, the volatility of returns increased dramatically during the second half of the year as investors became fearful that corporations would experience a decline in profit growth during 1998. Severe weakness in Asia and Latin America was another principal catalyst causing increased volatility.

     Bond yields moved higher in the first quarter of 1997 in reaction to the Federal Reserve Bank's 25 basis point increase in the Federal Funds rate target but declined over the remainder of the year. Moderate inflation, a declining federal eficit, and turmoil in the Asian markets caused the Federal Reserve Bank to withhold any further intervention, despite strong economic growth and low unemployment. As a result, bond returns, especially for bonds with longer maturities, were competitive with common stocks in the last six months of 1997 although they still trailed well behind equity returns for the entire year.

     At the present time, most economists are expecting economic growth to decelerate in 1998 as a result of weaker domestic demand and momentum lost from foreign trade. Slower growth does have some positive aspects. However, equity investors remain focused on the possibility of weaker corporate profits.

     Equity investors have now experienced three years of phenomenal equity returns, returns which are substantially higher than the long-term averages. The major stock indices could still post further gains during 1998, but the opportunity to dramatically outperform the long-term averages becomes extremely limited. Good bond performance will depend on declining interest rates, continued moderate inflation and bonds being viewed as an "alternative investment" for equity investors.


                                                             /s/ James W. Murphy
                                                                 James W. Murphy
                                Chairman of the Board of Directors and President
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Indianapolis, Indiana
January 20, 1998

Report of Independent Accountants


The Contract Owners of
AUL American Individual Unit Trust and
Board of Directors of
American United Life Insurance Company


We have audited the accompanying statements of net assets of AUL American Individual Unit Trust as of December 31, 1997, and the related statements of operations and changes in net assets for each of the two years in the period then ended. These financial statements are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1997, by correspondence with the custodians. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of AUL American Individual Unit Trust as of December 31, 1997, and the results of its operations and changes in net assets for each of the two years in the period then ended, in conformity with generally accepted accounting principles.


                                                     /s/Coopers & Lybrand L.L.P.



Indianapolis, Indiana
February 2, 1998
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                       AUL American Individual Unit Trust
                            STATEMENTS OF NET ASSETS
                                December 31, 1997

                             Series Fund                               Fidelity
               ----------------------------------------------------- ----------
                  Equity  Money Mkt       Bond    Managed  Tact Asst   High Inc
Assets:
Investments
     at value $8,976,235 $5,092,365 $2,366,858 $6,178,542 $3,168,747 $4,486,791



Net Assets    $8,976,235 $5,092,365 $2,366,858 $6,178,542 $3,168,747 $4,486,791



Units
outstanding    1,008,287  4,549,404    373,791    791,101    459,162    577,023



Accumulation
 Unit Value  $     8.90 $     1.12      $ 6.33  $    7.81  $    6.90 $     7.78


The accompanying notes are an integral part of the financial statements.
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                 AUL American Individual Unit Trust
                STATEMENTS OF NET ASSETS (continued)
                          December 31, 1997

                                             Fidelity
         ----------------------------------------------------------------------
              Growth   Overseas Asset Mnger   Index 500  Equity-Inc  Contrafund
Assets:
Investments
at value $12,936,642 $1,948,811 $12,030,222 $19,854,895 $10,124,985 $11,602,769

Net
 Assets  $12,936,642 $1,948,811 $12,030,222 $19,854,895 $10,124,985 $11,602,769

Units
outstanding
           1,393,042    297,195   1,581,639   1,836,589   1,186,973   1,310,234

Accumulation
 Unit Value   $ 9.29     $ 6.56      $ 7.61     $ 10.81      $ 8.53      $ 8.86


The accompanying notes are an integral part of the financial statements.
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                 AUL American Individual Unit Trust
                STATEMENTS OF NET ASSETS (continued)
                          December 31, 1997

                    American Century         Alger        Calvert   T.RowePrice
                 ------------------------- ----------- ------------ -----------
                  VP Capital      VP        American     Capital
                 Appreciation   Internatl      Growth     Accumul   Equity Inc.
Assets:
Investments
         at value $ 1,830,373 $ 2,635,254 $ 14,588,275 $ 1,860,781 $ 20,117,044

Net Assets        $ 1,830,373 $ 2,635,254 $ 14,588,275 $ 1,860,781 $ 20,117,044

Units outstanding     312,676     371,156    1,748,167     231,353    2,226,491

Accumulation Unit
            Value      $ 5.85      $ 7.10       $ 8.34      $ 8.04       $ 9.04


The accompanying notes are an integral part of the financial statements.
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                 AUL American Individual Unit Trust
                STATEMENTS OF NET ASSETS (continued)
                          December 31, 1997

                                       PBHG
                         ----------------------------
                            Growth II    Tech. & Comm.
Assets:
Investments at value     $    521,632   $    405,466

Net Assets               $    521,632   $    405,466

Units outstanding              97,881         78,548

Accumulation Unit Value          5.33   $       5.16


The accompanying notes are an integral part of the financial statements.
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                 AUL American Individual Unit Trust
         STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS for the years ended December 31, 1997 and 1996

                                        Series Fund
               ----------------------------------------------------------------
                      Equity            Money Market                Bond
               ----------------- ----------------------- ----------------------
                   1997     1996        1997        1996         1997      1996
Operations:
Dividend
 income        $194,477 $ 45,758   $ 183,949 $   115,215   $  155,983 $  92,504
Mortality
 & expense
 charges         78,607   29,591      47,237      30,590       26,224    16,617

Net Investment
 Income(Loss)   115,870   16,167     136,712      84,625      129,759    75,887

Gain (Loss) on Investments:
Net realized gain
 (loss)         285,199   34,024                               37,423    (2,048)
Net change in
 unrealized gain
 (loss)       1,029,868  344,982                             (35,542)   (18,274)

Net Gain
 (Loss)       1,315,067  379,006                                1,881   (20,322)

Increase (Decrease)
 in Net Assets from
 Operations   1,430,937  395,173       136,712     84,625     131,640    55,565


Contract Owner Transactions:
Proceeds from
 units sold   4,466,066 2,342,416   11,080,898  21,617,520  2,367,692 1,594,898
Cost of units
 redeemed      (595,356)  (66,261)  (8,812,016)(20,667,199)(2,078,457) (186,785)

Increase
 (Decrease)   3,870,710 2,276,155    2,268,882     950,321    289,235 1,408,113


Net increase
 (decrease)   5,301,647 2,671,328    2,405,594   1,034,946    420,875 1,463,678
Net Assets,
 beginning    3,674,588 1,003,260    2,686,771   1,651,825  1,945,983   482,305

Net Assets,
 ending       8,976,235 3,674,588   $5,092,365   2,686,771  2,366,858 1,945,983

Units sold      554,508   368,904   10,417,704  20,521,606    381,702   277,366
Units redeemed  (74,488)  (10,375)  (8,356,283)(19,616,253)  (335,222)  (31,969)

Net increase
 (decrease)     480,020   358,529    2,061,421     905,353     46,480   245,397
Units
 outstanding,
 beginning      528,267   169,738    2,487,983   1,582,630    327,311    81,914

Units
 outstanding,
 ending       1,008,287   528,267    4,549,404   2,487,983    373,791   327,311

The accompanying notes are an integral part of the financial statements.
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                       AUL American Individual Unit Trust
         STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (continued) for the years ended December 31, 1997 and 1996

                              Series Fund                        Fidelity
           ------------------------------------------ -----------------------
                     Managed         Tactical Asset            High Income
           -------------------- --------------------- -----------------------
               1997        1996        1997      1996        1997        1996
Operations:
Dividend
income    $ 303,723 $    81,813   $ 229,808  $ 28,262   $ 176,695  $   69,242
Mortality
 & expense
 charges     58,232      25,095      26,793     7,553      37,368      17,670

Net Investment Income
(Loss)      245,491      56,718     203,015    20,709     139,327      51,572


Gain (Loss) on Investments:
Net realized
 gain
 (loss)     109,208      25,509      48,556     2,694      60,312      26,834
Net change in
unrealized
 gain(loss) 432,569     159,770       5,006    64,663     247,977      83,401

Net Gain
 (Loss)     541,777     185,279      53,562    67,357     308,289     110,235


Increase (Decrease)
in Net Assets from
Operations  787,268     241,997     256,577    88,066     447,616     161,807


Contract Owner Transactions:
Proceeds from
 units
 sold     2,588,339   2,460,594   2,070,415   824,922   2,479,819   1,356,038
Cost of units
 redeemed  (462,750)   (142,232)   (137,709)  (29,031)   (518,646)   (178,148)

Increase
(Decrease)2,125,589   2,318,362   1,932,706   795,891   1,961,173   1,177,890


Net
increase
(decrease)2,912,857   2,560,359   2,189,283   883,957   2,408,789   1,339,697
Net
 Assets,
 begin.   3,265,685     705,326     979,464    95,507   2,078,002     738,305

Net
 Assets,
 ending $ 6,178,542 $ 3,265,685 $ 3,168,747 $ 979,464 $ 4,486,791 $ 2,078,002


Units
 sold       355,209     403,449     318,153   150,337     337,319     214,596
Units
 redeemed   (63,509)    (23,140)    (20,857)   (6,501)    (70,840)    (28,308)


Net
increase
(decrease)  291,700     380,309     297,296   143,836     266,479     186,288
Units
outstanding,
beginning   499,401     119,092     161,866    18,030     310,544     124,256

Units
outstanding,
ending      791,101     499,401     459,162   161,866     577,023     310,544


The accompanying notes are an integral part of the financial statements.
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                 AUL American Individual Unit Trust
   STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (continued) for the years ended December 31, 1997 and 1996

                                                 Fidelity
          ---------------------------------------------------------------------
                     Growth          Overseas                   Asset Manager
          -------------------- ----------------------- -----------------------
              1997         1996        1997       1996        1997        1996
Operations:
Dividend
 incom   $ 325,488 $    206,470 $    92,988 $    9,445 $   763,196 $    98,943
Mortality
 & expense
 charges   137,514       71,907      18,503      9,283     108,982      44,655

Net Investment Income
(Loss)     187,974      134,563      74,485        162     654,214      54,288


Gain (Loss) on Investments:
Net realized
 gain
 (loss)    353,918      211,891      59,959     19,409     110,314      58,343
Net change in
unrealized
 gain
 (loss)  1,595,384      311,416     (37,531)    62,848     703,669     390,495

Net Gain
 (Loss)  1,949,302      523,307      22,428     82,257     813,983     448,838


Increase (Decrease)
in Net Assets from
Operat.  2,137,276      657,870      96,913     82,419   1,468,197     503,126

Contract Owner Transactions:
Proceeds from
 units
 sold    3,826,538    5,798,270   1,120,040    716,922   5,181,615   4,311,179
Cost
of units
redemed (1,640,979)    (415,375)   (330,480)   (91,954)   (611,357)   (212,023)

Increase
(Decrse) 2,185,559    5,382,895     789,560    624,968   4,570,258   4,099,156


Net
increase
(decrse) 4,322,835    6,040,765     886,473    707,387   6,038,455   4,602,282
Net
Assets,
begin.   8,613,807    2,573,042   1,062,338    354,951   5,991,767   1,389,485

Net
Assets,
ending $12,936,642  $ 8,613,807 $ 1,948,811 $1,062,338 $12,030,222 $ 5,991,767

Units
 sold      456,931      805,777     169,260    128,049     730,254     727,908
Units
redeemed  (195,006)     (57,408)    (50,539)   (16,250)    (87,170)    (35,685)


Net increase
(decrease) 261,925      748,369     118,721    111,799     643,084     692,223
Units
outstanding,
begin.   1,131,117      382,748     178,474     66,675     938,555     246,332

Units
outstanding,
ending   1,393,042    1,131,117     297,195    178,474   1,581,639     938,555

The accompanying notes are an integral part of the financial statements
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                       AUL American Individual Unit Trust
         STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (continued) for the years ended December 31, 1997 and 1996

                                        Fidelity
            --------------------------------------------------------------------
                    Index 500           Equity-Income          Contrafund
            ----------- ---------- ----------- ---------- ---------- -----------
                 1997        1996        1997       1996       1997        1996
Operations:
Dividend
 income     $ 256,760 $    45,109 $   616,205 $   59,196 $  205,387 $    10,399
Mortality
 & expense
 charges      166,249      44,637      96,237     44,959    111,873      43,120

Net Investment Income
(Loss)         90,511         472     519,968     14,237     93,514     (32,721)


Gain (Loss) on Investments:
Net realized gain
 (loss)        562,621    122,509     240,521     38,790     399,353     80,913
Net change in
 unrealized gain
 (loss)      2,607,904    638,522     958,013    396,053   1,242,165    666,789

Net Gain
 (Loss)      3,170,525    761,031   1,198,534    434,843   1,641,518    747,702

Increase (Decrease)
 in Net Assets from
 Operations  3,261,036    761,503   1,718,502    449,080   1,735,032    714,981


Contract Owner Transactions:
Proceeds from
 units sold 11,227,689  5,347,903   4,399,847  4,547,863   4,689,385  4,960,020
Cost of units
 redeemed   (1,357,807)  (272,289) (1,672,256)  (287,406) (1,044,864)  (186,380)

Increase
 (Decrease)  9,869,882  5,075,614   2,727,591  4,260,457   3,644,521  4,773,640


Net increase
 (decrease) 13,130,918  5,837,117   4,446,093  4,709,537   5,379,553  5,488,621
Net Assets,
 beginning   6,723,977    886,860   5,678,892    969,355   6,223,216    734,595

Net Assets,
 ending    $19,854,895 $6,723,977 $10,124,985 $5,678,892 $11,602,769 $6,223,216


Units sold   1,160,180    721,534     562,867    725,735     577,185    767,503
Units
 redeemed     (138,613)   (36,902)   (218,107)   (45,774)   (128,422)   (27,857)


Net increase
 (decrease)  1,021,567    684,632      344,760    679,961     448,763   739,646
Units
 outstanding,
 beginning     815,022    130,390      842,213    162,252     861,471   121,825

Units
 outstanding,
 ending      1,836,589    815,022     1,186,973   842,213   1,310,234   861,471

The accompanying notes are an integral part of the financial statements.
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                       AUL American Individual Unit Trust
         STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (continued) for the years ended December 31, 1997 and 1996

                    American Century                              Alger
           -------------------------------------------- -----------------------
           VP Capital Appreciation    VP International       American Growth
           ------------ ---------- ---------- --------- ---------- ------------
                1997         1996       1997      1996        1997         1996
Operations:
Dividend
 income      $44,016   $  138,502 $   37,999 $  13,386 $   102,249    $ 131,042
Mortality
 & expense
 charges      26,083       21,010     23,017     7,924     148,455       64,041

Net Investment
 Income(Loss) 17,933      117,492     14,982     5,462     (46,206)      67,001


Gain (Loss) on Investments:
Net realized gain
 (loss)     (174,225)      29,651    230,824     14,675    450,958       57,997
Net change in
 unrealized gain
 (loss)       68,744     (267,775)   (68,911)    65,251   1,888,668     429,314

Net Gain
 (Loss)     (105,481)    (238,124)   161,913     79,926   2,339,626     487,311


Increase (Decrease)
 in Net Assets from
 Operations  (87,548)    (120,632)   176,895     85,388   2,293,420     554,312


Contract Owner Transactions:
Proceeds from
 units sold 1,217,666   1,732,790  2,459,408    433,643   5,486,477   7,105,908
Cost of units
 redeemed  (1,579,609)   (164,269)  (880,556)   (37,857) (1,632,203)   (469,736)

Increase
 (Decrease)  (361,943)  1,568,521   1,578,852   395,786   3,854,274   6,636,172


Net increase
 (decrease)  (449,491)  1,447,889   1,755,747   481,174   6,147,694   7,190,484
Net Assets,
 beginning  2,279,864     831,975     879,507   398,333   8,440,581   1,250,097

Net Assets,
 ending    $1,830,373 $ 2,279,864 $ 2,635,254 $ 879,507 $14,588,275 $ 8,440,581


Units sold    199,521     268,925     350,320    77,615     715,079   1,122,887
Units
 redeemed    (258,864)    (25,176)   (124,281)   (6,759)   (222,982)    (75,053)


Net increase
 (decrease)   (59,343)    243,749     226,039    70,856     492,097   1,047,834
Units
 outstanding,
 beginning    372,019     128,270     145,117    74,261   1,256,070     208,236

Units
 outstanding,
 ending       312,676     372,019     371,156   145,117   1,748,167   1,256,070

The accompanying notes are an integral part of the financial statements.
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                       AUL American Individual Unit Trust
         STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (continued) for the years ended December 31, 1997 and 1996

                    Calvert              T. Rowe Price                 PBHG
              --------------------- ------------------------ ------------------
              Capital Accumulation        Equity-Income      Growth II Tech &Com
                                                                   (1)       (1)
              --------- ----------- ------------ ----------- --------- --------
                   1997       1996         1997        1996      1997      1997
Operations:
Dividend
 income       $ 193,311    $ 2,162    $ 929,965   $ 175,556 $         $
Mortality
 & expense
 charges        18,586       8,980      166,855      51,751     2,506     2,123
Net Investment
 Income (Loss) 174,725      (6,818)     763,110     123,805    (2,506)   (2,123)

Gain (Loss) on Investments:
Net realized gain
 (loss)         48,471       8,363      465,118     124,056      (622)   25,874
Net change in
 unrealized gain
 (loss)         69,643      44,730    1,904,287     515,833   (18,592)  (52,422)

Net Gain
 (Loss)        118,114      53,093    2,369,405     639,889   (19,214)  (26,548)


Increase (Decrease)
 in Net Assets from
 Operations    292,839      46,275    3,132,515     763,694   (21,720) ( 28,671)


Contract Owner Transactions:
Proceeds from
 units sold    495,600   1,178,357   10,649,296   6,202,566 1,474,635   653,188
Cost of units
 redeemed     (260,165)    (41,758)  (1,346,727)   (265,100) (931,283) (219,051)

Increase
 (Decrease)    235,435   1,136,599    9,302,569   5,937,466   543,352   434,137


Net increase
 (decrease)    528,274   1,182,874   12,435,084   6,701,160   521,632   405,466
Net Assets,
 beginning   1,332,507     149,633    7,681,960     980,800

Net Assets,
 ending    $ 1,860,781 $ 1,332,507 $ 20,117,044 $ 7,681,960 $ 521,632 $ 405,466


Units sold      72,221     184,348    1,310,129     958,454   268,845   114,417
Units
 redeemed      (43,129)     (6,178)    (165,014)    (40,121) (170,964)  (35,869)


Net increase
 (decrease)     29,092     178,170    1,145,115     918,333    97,881    78,548
Units
 outstanding,
 beginning     202,261      24,091    1,081,376     163,043

Units
 outstanding,
 ending        231,353     202,261     2,226,491  1,081,376    97,881    78,548

(1) for the period from May 1, 1997 to December 31, 1997

The accompanying notes are an integral part of the financial statements.
13

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                         NOTES TO FINANCIAL STATEMENTS
1. Summary of Significant  Accounting  Policies
The AUL American Individual Unit Trust (Variable Account) was established by American United Life Insurance Company (AUL) on April 14, 1994, under procedures established by Indiana law and is registered as a unit investment trust under the Investment Company Act of 1940, as amended. The Variable Account is a segregated investment account for individual variable annuity contracts issued by AUL and invests exclusively in shares of mutual fund portfolios offered by the AUL American Series Fund, Inc. (Series Fund), Fidelity Investments Variable Insurance Products Fund and Variable Insurance Products Fund II(Fidelity), American Century Variable Portfolios, Inc. (American Century), Alger American Fund (Alger), Acacia Capital Corporation (Calvert), T. Rowe Price Equity Series, Inc. (T. Rowe Price), and PBHG Insurance Series Fund, Inc. (PBHG).

Security Valuation, Transactions and Related Income
The market value of investments is based on the closing bid prices at December 31, 1997. Investment transactions are accounted for on the trade date and dividend income is recorded on the ex-dividend date.

Mortality and Expense Risks Charges
AUL deducts a daily charge as compensation for the mortality and expense risks assumed by AUL. The charge is equal on an annual basis to 1.25% of the average daily net assets of each investment account. AUL guarantees that the mortality and expense charge shall not increase. The charges incurred during the years ended December 31, 1997 and 1996 were $1,301,444 and $539,383 respectively.

Taxes
Operations of the Variable Account are part of, and are taxed with, the operations of AUL, which is taxed as a "life insurance company" under the Internal Revenue Code. Under current law, investment income, including realized and unrealized capital gains of the investment accounts, is not taxed to AUL to the extent it is applied to increase reserves under the contracts. The Variable Account has not been charged for federal and state income taxes since none have been imposed.

Estimates
The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2. Account Charges
AUL may assess a premium tax charge based on premium taxes incurred. Premium taxes currently range between 0% and 3.5%, but are subject to change by governmental entities.

AUL deducts an annual administrative charge from each contract equal to the lesser of 2% of the contract value or $30. The fee is assessed every year on the contract anniversary date during the accumulation period but is waived if the contract value exceeds $50,000 on the contract anniversary date. The charges incurred during the years ended December 31, 1997 and 1996 were $81,617 and $21,722, respectively.

AUL may assess a withdrawal charge on withdrawals that exceed 12% of the contract value at the time of the first withdrawal in a contract year. However, the contract owner has a right to a full refund of the contributions made under the contract for any reason within ten days of original contract purchase. If a particular state allows a longer "free look" period, then such state law will be followed for Participants residing in that state. The amount of the withdrawal charge depends upon the type of contract and the length of time the contract has existed, as follows:
       Flexible Premium Contract One Year Flexible Premium Contract

      Contract Year        Withdrawal Charge    Contract Year Withdrawal Charge

             1       10%            1         7%
             2        9%            2         6%
             3        8%            3         5%
             4        7%            4         4%
             5        6%            5         3%
             6        5%            6         2%
             7        4%            7         1%
             8        3%            8         0%
             9        2%
            10        1%
            11        0%
The aggregate withdrawal charges will not exceed 8.5% of the total premiums paid on a Flexible Premium Contract or 8% of the total premiums paid on a One Year Flexible Premium Contract.
14

3.Accumulation Unit Value
The change in the Net Asset Value per unit for the year ended December 31, 1997, or from commencement of operation, May 1, 1997, through December 31, 1997, is:

                      12/31/97         12/31/96                Change
Series Fund:
  Equity             $8.902288        $6.955832                  28.0%
    Money Market      1.118656         1.079623                   3.6%
    Bond              6.331288         5.944584                   6.5%
    Managed           7.809842         6.538610                  19.4%
    Tactical Asset    6.900921         6.050897                  14.0%
  Fidelity:
  High Income         7.775151         6.690998                  16.2%
    Growth            9.286787         7.614970                  22.0%
    Overseas          6.557107         5.951929                  10.2%
    Asset Manager     7.606226         6.383686                  19.2%
    Index 500        10.811089         8.249673                  31.0%
    Equity Income     8.530417         6.742581                  26.5%
    Contrafund        8.855954         7.223554                  22.6%
  American Century:
  VP Capital
     Appreciation     5.855008         6.128474                   4.5%
    VP International  7.100007         6.060122                  17.2%
  Alger:
  American Growth     8.344870         6.719732                  24.2%
  Calvert:
  Capital Accumulati  8.041824         6.587155                  22.1%
  T. Rowe Price:
  Equity Income       9.040136         7.104109                  27.3%

                      12/31/97          05/01/97                 Change
PBHG:
  Growth II          $5.330245         $5.000000                   6.6%
  Technology &
     Communications   5.161663          5.000000                   3.2%

  4.         Cost of Investments
   The cost of investments at December 31, 1997, is:
Series Fund:
Equity            $ 7,534,677
Money Market        5,092,365
Bond                2,410,971
Managed             5,565,128
Tactical Asset      3,099,411
Fidelity:
High Income         4,100,802
Growth             10,831,970
Overseas            1,898,608
Asset Manager      10,808,977
Fidelity (continued):
Index            $ 16,529,378
Equity-Income       8,714,286
Contrafund          9,669,697
American Century:
Vp Capital
Appreciation        1,945,238
Vp International    2,604,897
Alger:
American Growth    12,261,354
Calvert:
Capital
Accumulation      $ 1,746,677
T. Rowe Price:
Equity Income      17,628,645
PBHG:
Growth II             540,224
Technology &
Communications        457,888
15

5. Net Assets
Net Assets at December 31, 1997, are:

                                  Series Fund
                  -------------------------------------------------------------
                         Equity   Money Mark      Bond     Managed   Tact Asset
Proceeds units sold $ 7,756,774 $ 47,185,815 $ 4,465,102 $ 5,735,570 $2,991,272
Cost of units
 redeemed              (697,389) (42,341,403) (2,310,798)   (634,515)  (168,633)
Net investme
       income (loss)    152,672      247,953     218,266     323,706    224,993
Net realized
         gain (loss)    322,620                   38,401     140,367     51,779
Unrealized gain
(loss) on investments 1,441,558                  (44,113)    613,414     69,336
                    $ 8,976,235 $  5,092,365 $ 2,366,858 $ 6,178,542 $3,168,747

                                    Fidelity
                  -------------------------------------------------------------
                    High Income       Growth    Overseas   Asset Mgr  Index 500
Proceeds from units
            sold   $  4,603,706 $12,203,015 $2,298,277   $11,005,023$17,409,674
Cost of units
           redeemed    (782,564)  (2,276,369)   (558,112) (1,085,333)(1,658,892)
Net investment
      income (loss)     193,777      309,197      72,345     706,425     87,912
Net realized
        gain (loss)      85,883      596,127      86,098     182,862    690,684
Unrealized gain
(loss)on investments    385,989    2,104,672      50,203   1,221,245  3,325,517
                    $ 4,486,791  $12,936,642 $ 1,948,811 $12,030,222$19,854,895

                            Fidelity           American Century           Alger
                  -------------------------- ----------------------- -----------
                                             VP Capital     VP          American
                    Equity-Inc   Contrafund   Appreciat    Internal      Growth
Proceeds from units
            sold   $  9,883,288 $ 10,357,643 $ 3,763,469 $3,292,330 $13,853,276
Cost of units
           redeemed  (1,990,168)  (1,236,288) (1,812,177)  (954,640) (2,123,140)
Net investment
      income (loss)     538,473       67,007     129,962      17,482     17,053
Net realized
        gain (loss)     282,693      481,335    (136,016)    249,725    514,165
Unrealized gain
(loss)on investments  1,410,699    1,933,072    (114,865)     30,357  2,326,921
                  $  10,124,985 $ 11,602,769 $ 1,830,373 $ 2,635,254$14,588,275

                       Calvert  T.RowePrice           PBHG
                  ------------- ------------ -----------------------
                       Capital                          Technology &
                  Accumulation  Equity Inc.   Growth II Communications
Proceeds from units
            sold   $  1,816,854 $ 17,783,366 $ 1,474,635 $   653,188
Cost of units
           redeemed    (302,362)  (1,646,879)   (931,283)   (219,051)
Net investment
      income (loss)     175,160      898,262      (2,506)     (2,123)
Net realized
        gain (loss)      57,025      593,896        (622)     25,874
Unrealized gain
(loss)on investments    114,104    2,488,399     (18,592)    (52,422)
                   $  1,860,781 $ 20,117,044  $  521,632 $   405,466

16